Note 10 - Trade Accounts and Notes Payable	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
10—
TRADE ACCOUNTS AND NOTES PAYABLE

Trade accounts and notes payable consist of the following:

	December 31,
	2019	2018
Trade accounts payable	6,034	6,286
Notes payable	12	11
Total	6,046	6,297

Trade accounts payable usually represent invoices with a due date of
90
days or less and invoices to be received.

Notes payable represent commercial bills of exchange (drafts) with initial maturities of
90
days or less.